091-02255

RECEIVED
2007 OCT 30 PM 12:55
SEC / MR

For Internal Use Only
SEC File No. 9-

Submit 1 Original
and 9 Copies

OMB Number:	3235-0504
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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

07082520

Part I Initial Listing Report

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
Philadelphia Stock Exchange Inc.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
Open-end Management Investment Company

3. Class of New Derivative Securities Product:
Index Fund Shares

4. Name of Underlying Instrument:
Vanguard Telecommunication Services Index Fund

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
Narrow-Based

6. Ticker Symbol(s) of New Derivative Securities Product:
VOX

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
New York Stock Market, American Stock Market and NASDAQ Stock Market

PROCESSED
DEC 0 3 2007
THOMSON
FINANCIAL

8. Settlement Methodology of New Derivative Securities Product:
Regular Way trades settle on T+3/Book entry only held in DTC

9. Position Limits of New Derivative Securities Product (if applicable):
Not Applicable

Part II Execution

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Walt Smith

Title:
Vice President, Listings and Projects

Telephone Number:
(215) 496-5532

Manual Signature of Official Responsible for Form:

Date: 10/25/07

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	OCT 3 0 2007

SEC 2449 (6-01)

PHLX
PHILADELPHIA STOCK EXCHANGE

RECEIVED
2007 OCT 30 PM 12: 36
SEC / MR

October 26, 2007

Ms. Gail Jackson
Division of Market Regulation
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20059

Re: Form 19b-4(e) – Selected PowerShares Funds and Vanguard U.S. Sector ETFs

Dear Ms. Jackson:

Pursuant to Rule 19b-4(e) under the Securities Exchange Act of 1934, the Philadelphia Stock Exchange, Inc. submits the attached originals and nine copies relating to the trading of the following PowerShares Funds and Vanguard U.S. Sector ETFs:

ETF	Symbol
PowerShares Dynamic Large Cap Growth Portfolio	PWB
PowerShares Dynamic Large Cap Value Portfolio	PWV
PowerShares Dynamic Mid Cap Growth Portfolio	PWJ
PowerShares Dynamic Mid Cap Value Portfolio	PWP
PowerShares Dynamic Small Cap Growth Portfolio	PWT
PowerShares Dynamic Small Cap Value Portfolio	PWY
PowerShares Dynamic Large Cap Portfolio	PJF
PowerShares Dynamic Mid Cap Portfolio	PJG
PowerShares Dynamic Small Cap Portfolio	PJM
PowerShares Dynamic Aggressive Growth Portfolio	PGZ
PowerShares Dynamic Deep Value Portfolio	PVM
PowerShares Zacks Micro Cap Portfolio	PZI
PowerShares Zacks Small Cap Portfolio	PZJ
Vanguard Consumer Discretionary ETF	VCR
Vanguard Consumer Staples ETF	VDC
Vanguard Energy ETF	VDE
Vanguard Financials ETF	VFH
Vanguard Health Care ETF	VHT
Vanguard Industrials ETF	VIS
Vanguard Information Technology ETF	VGT
Vanguard Materials ETF	VAW
Vanguard Telecommunication Services ETF	VOX
Vanguard Utilities ETF	VPU

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(c)
Public Availability:	OCT 3 0 20C

If you have any questions regarding this filing, please do not hesitate to call me at (215) 496-5275.

Sincerely,

Charlotte Northeast
Paralegal

END